Ordinary shares (Tables)	9 Months Ended
Sep. 30, 2017
Ordinary shares.
Schedule of warrants

		Exercise	Expiration	Warrants	Warrants	September 30,
	Classification	Price	Date	Issued	Exercised	2017
Warrants in connection with private equity placement	Liability	$2.50	6/28/2022	7,000,000	—	7,000,000
Warrants in connection with Horizon and Oxford loan agreement	Equity	$2.45	12/28/2026	428,571	(58,291)	370,280
Warrants in connection with CRG loan agreement	Equity	$7.37	7/14/2024	394,289	—	394,289
				7,822,860		7,764,569